Cover Document	Nov. 23, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	appointed to Compensation Committee on 1/20/2021
Document Period End Date	Nov. 23, 2020
Entity File Number	0-23354
Entity Registrant Name	FLEX LTD.
Entity Central Index Key	0000866374
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	2 Changi South Lane
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	486123
City Area Code	65
Local Phone Number	6876-9899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, No Par Value
Trading Symbol	FLEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false